Subsequent Events - Additional Information (Detail) - USD ($)			3 Months Ended		9 Months Ended
	May 14, 2024	May 13, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Subsequent Event [Line Items]
Gain on sale of collaborative arrangements			$ 0	$ 0	$ 4,000,000	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Promissory note, principal	$ 6,000,000
Promissory note term	3 years
Promissory note interest description	prime rate
Promissory note principal receviable each year	$ 2,000,000
Subsequent Event [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Cash	$ 2,000,000
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Pioneer Hi-Bred International, Inc [Member]
Subsequent Event [Line Items]
Gain on sale of collaborative arrangements		$ 4,000,000